Note 6 - Other Assets (Tables)	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2025	2024	2024

Accounts receivable	$8,662	$10,718	$4,149
Prepaid expenses and other	17,122	14,399	20,195
Right-of-use assets	2,560	2,734	3,255
Deferred income tax asset	1,325	750	3,075
Derivative instruments (note 12)	1	20	587
Investment (note 6a)	953	953	953

	$30,623	$29,574	$32,214